PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Australia : 1.9%
50,912
Ampol Ltd.
$ 967,636
0.2
103,965
Computershare Ltd.
2,166,135
0.4
398,755
Medibank Pvt Ltd.
995,846
0.2
187,570
QBE Insurance Group Ltd.
2,450,514
0.5
191,018
Scentre Group
459,538
0.1
901,804
Telstra Group Ltd.
2,322,345
0.5
9,362,014
1.9
Bermuda : 0.6%
32,920
Axis Capital Holdings Ltd.
3,062,877
0.6
Canada : 3.7%
15,381  Canadian Imperial Bank of
Commerce - XTSE
998,411
0.2
80,684
Cenovus Energy, Inc.
1,278,220
0.3
29,559
iA Financial Corp., Inc.
2,825,528
0.6
88,283
Keyera Corp.
2,911,343
0.6
44,393
Parkland Corp.
1,146,250
0.2
61,927
Pembina Pipeline Corp.
2,551,301
0.5
11,238  Rogers Communications,
Inc. - Class B
401,343
0.1
70,566
Suncor Energy, Inc.
2,807,923
0.6
13,818
Thomson Reuters Corp.
2,254,622
0.4
28,103
TMX Group Ltd.
888,625
0.2
18,063,566
3.7
Denmark : 0.8%
87,919
Danske Bank A/S
2,529,622
0.5
2,648
Pandora A/S
427,268
0.1
34,059
Tryg A/S
786,023
0.2
3,742,913
0.8
France : 1.9%
8,526
BNP Paribas SA
509,647
0.1
30,425
Carrefour SA
463,339
0.1
25,158  Cie Generale des
Etablissements Michelin
SCA
818,462
0.2
35,196
Credit Agricole SA
471,374
0.1
21,855
Danone SA
1,494,873
0.3
4,865
Eiffage SA
439,263
0.1
55,176
Getlink SE
902,246
0.2
3,891
Ipsen SA
449,992
0.1
211,901
Orange SA
2,258,442
0.4
13,870
Sanofi
1,347,152
0.3
9,154,790
1.9
Germany : 1.7%
5,603
Allianz SE
1,734,486
0.4
131,226  Deutsche Telekom AG,
Reg
4,198,033
0.9
11,795
(1)
Scout24 SE
1,063,521
0.2
10,525
Symrise AG
1,164,288
0.2
8,160,328
1.7
Hong Kong : 1.0%
646,000  BOC Hong Kong Holdings
Ltd.
1,993,235
0.4
85,500  CK Hutchison Holdings
Ltd.
447,123
0.1
17,300  Jardine Matheson
Holdings Ltd.
711,722
0.2
162,000  Power Assets Holdings
Ltd.
1,064,885
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
58,000
Swire Pacific Ltd. - Class A
$ 477,566
0.1
4,694,531
1.0
Ireland : 0.1%
5,653
Medtronic PLC
489,211
0.1
Israel : 0.2%
95,920
Bank Leumi Le-Israel BM
1,093,113
0.2
Italy : 1.4%
760,908
Intesa Sanpaolo SpA
2,920,768
0.6
90,604
(1)
Poste Italiane SpA
1,272,167
0.2
76,067
UniCredit SpA
2,921,868
0.6
7,114,803
1.4
Japan : 4.7%
118,100
Central Japan Railway Co.
2,432,229
0.5
91,700  Chubu Electric Power Co.,
Inc.
970,840
0.2
43,100
Dai-ichi Life Holdings, Inc.
1,168,237
0.2
13,100  Daito Trust Construction
Co. Ltd.
1,462,333
0.3
50,800  Daiwa House Industry Co.
Ltd.
1,599,422
0.3
2,000
Disco Corp.
546,530
0.1
88,700
ENEOS Holdings, Inc.
480,296
0.1
3,300
Hoya Corp.
426,604
0.1
31,700
Japan Airlines Co. Ltd.
527,752
0.1
47,300  Japan Post Holdings Co.
Ltd.
474,348
0.1
97,300
Japan Tobacco, Inc.
2,744,825
0.6
34,900
JFE Holdings, Inc.
399,347
0.1
30,400
Kirin Holdings Co. Ltd.
424,798
0.1
72,500
Nitto Denko Corp.
1,159,114
0.2
40,400  Ono Pharmaceutical Co.
Ltd.
464,162
0.1
10,300
Otsuka Holdings Co. Ltd.
598,490
0.1
42,600
Secom Co. Ltd.
1,488,475
0.3
92,700
Sekisui Chemical Co. Ltd.
1,500,996
0.3
37,600
Shionogi & Co. Ltd.
533,346
0.1
22,700
Sumitomo Corp.
487,236
0.1
43,800  Takeda Pharmaceutical
Co. Ltd.
1,194,215
0.3
31,900
Trend Micro, Inc./Japan
1,758,770
0.4
22,842,365
4.7
Netherlands : 1.1%
3,815  BE Semiconductor
Industries NV
453,606
0.1
489,681
Koninklijke KPN NV
1,899,629
0.4
56,222
NN Group NV
2,609,170
0.5
3,901
Wolters Kluwer NV
651,042
0.1
5,613,447
1.1
Norway : 0.6%
93,891
DNB Bank ASA
1,964,909
0.4
95,699
Telenor ASA
1,126,794
0.2
3,091,703
0.6
Singapore : 0.8%
77,700
DBS Group Holdings Ltd.
2,465,564
0.5
50,700
Singapore Exchange Ltd.
481,312
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
306,100  Singapore Technologies
Engineering Ltd.
$ 1,028,880
0.2
3,975,756
0.8
Spain : 1.4%
31,602  ACS Actividades de
Construccion y Servicios
SA
1,468,770
0.3
6,729
(1)
Aena SME SA
1,457,309
0.3
44,469  Industria de Diseno Textil
SA
2,453,937
0.5
133,438
Repsol SA
1,670,215
0.3
7,050,231
1.4
Sweden : 0.6%
43,215
Essity AB - Class B
1,190,409
0.3
34,994
SKF AB - Class B
672,799
0.1
52,302
Swedbank AB - Class A
1,024,545
0.2
2,887,753
0.6
Switzerland : 1.8%
365
Givaudan SA, Reg
1,610,294
0.4
34,234
Holcim AG
3,489,110
0.7
33,028
Novartis AG, Reg
3,501,609
0.7
8,601,013
1.8
United Kingdom : 3.2%
125,304
(1)
Auto Trader Group PLC
1,338,477
0.3
129,034
Aviva PLC
794,665
0.2
146,950
BAE Systems PLC
2,296,797
0.5
216,197
BP PLC
1,058,721
0.2
91,459  British American Tobacco
PLC
3,473,624
0.7
364,123
Centrica PLC
590,543
0.1
41,314
Informa PLC
450,700
0.1
157,204
NatWest Group PLC
806,349
0.2
68,576
Pearson PLC
1,076,013
0.2
79,200
Sage Group PLC
1,322,320
0.3
53,143
Smiths Group PLC
1,197,794
0.2
31,071
Whitbread PLC
1,127,637
0.2
15,533,640
3.2
United States : 69.9%
37,740
AbbVie, Inc.
6,903,778
1.4
5,862
Acuity Brands, Inc.
1,879,885
0.4
16,100
AECOM
1,883,217
0.4
9,544  Allison Transmission
Holdings, Inc.
1,130,964
0.2
9,864
Allstate Corp.
2,045,695
0.4
7,702
Alphabet, Inc. - Class A
1,301,253
0.3
65,259
Altria Group, Inc.
3,768,055
0.8
29,255
Amdocs Ltd.
2,536,994
0.5
6,172  American Financial Group,
Inc.
906,420
0.2
52,970  American Homes 4 Rent -
Class A
2,028,221
0.4
1,306
Ameriprise Financial, Inc.
749,605
0.2
13,207
AmerisourceBergen Corp.
3,322,221
0.7
13,543
AMETEK, Inc.
2,632,488
0.5
6,859
Aon PLC - Class A
2,685,573
0.5
7,862
Applied Materials, Inc.
1,373,570
0.3
12,726
Assurant, Inc.
2,890,075
0.6
214,326
AT&T, Inc.
4,963,790
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
15,120  Automatic Data
Processing, Inc.
$ 4,640,782
0.9
56,142
Baker Hughes Co.
2,467,441
0.5
21,647
Black Hills Corp.
1,386,923
0.3
82,861
Bristol-Myers Squibb Co.
4,907,028
1.0
85,613  Brixmor Property Group,
Inc.
2,574,383
0.5
12,833  Broadridge Financial
Solutions, Inc.
3,028,845
0.6
14,680
Brown & Brown, Inc.
1,660,308
0.3
5,258
Cabot Corp.
576,382
0.1
3,882  Capital One Financial
Corp.
745,383
0.2
25,292
Cardinal Health, Inc.
3,091,694
0.6
15,158
Cboe Global Markets, Inc.
3,271,854
0.7
4,680
Chevron Corp.
757,832
0.2
10,980
Cigna Group
3,709,044
0.8
13,781
Cintas Corp.
3,111,612
0.6
106,327
Cisco Systems, Inc.
6,295,622
1.3
42,655
Citigroup, Inc.
3,022,960
0.6
16,759
CME Group, Inc.
3,988,642
0.8
7,004
Coca-Cola Co.
448,816
0.1
30,408
Colgate-Palmolive Co.
2,938,325
0.6
35,700  Commerce Bancshares,
Inc.
2,632,875
0.5
33,575
ConocoPhillips
3,637,515
0.7
15,435
COPT Defense Properties
508,583
0.1
119,098
Coterra Energy, Inc.
3,182,299
0.7
16,925
CSX Corp.
618,609
0.1
55,453
CVS Health Corp.
3,318,862
0.7
10,217
Delta Air Lines, Inc.
652,049
0.1
5,578
Diamondback Energy, Inc.
990,597
0.2
54,946
Dow, Inc.
2,429,163
0.5
28,745
DT Midstream, Inc.
3,050,419
0.6
19,984
DTE Energy Co.
2,513,588
0.5
38,376
Edison International
3,367,494
0.7
7,766
Elevance Health, Inc.
3,160,451
0.6
24,706
Entergy Corp.
3,858,336
0.8
35,509
Equitable Holdings, Inc.
1,712,599
0.4
37,106
Equity Residential
2,844,546
0.6
35,957
Essent Group Ltd.
2,077,595
0.4
4,739
Essex Property Trust, Inc.
1,471,270
0.3
48,967
Evergy, Inc.
3,164,737
0.6
19,984
Fortive Corp.
1,585,331
0.3
47,082  Gaming and Leisure
Properties, Inc.
2,429,902
0.5
42,137
General Mills, Inc.
2,791,998
0.6
69,703
Genpact Ltd.
3,217,490
0.7
12,529
Genuine Parts Co.
1,587,800
0.3
53,041
Gilead Sciences, Inc.
4,910,536
1.0
39,534
H&R Block, Inc.
2,343,576
0.5
9,330
Hancock Whitney Corp.
554,015
0.1
5,349  Hanover Insurance Group,
Inc.
882,638
0.2
28,276  Hartford Financial Services
Group, Inc.
3,486,714
0.7
40,923  Hewlett Packard
Enterprise Co.
868,386
0.2
5,249  Hilton Worldwide Holdings,
Inc.
1,330,307
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,401
Humana, Inc.
$ 1,304,368
0.3
18,314
Ingredion, Inc.
2,698,385
0.6
17,493  International Bancshares
Corp.
1,279,263
0.3
58,563
Invitation Homes, Inc.
2,005,783
0.4
13,045  Jack Henry & Associates,
Inc.
2,298,268
0.5
48,973
Johnson & Johnson
7,591,305
1.6
22,471
Kimberly-Clark Corp.
3,131,334
0.6
146,843
Kinder Morgan, Inc.
4,151,252
0.8
1,517
KLA Corp.
981,545
0.2
57,327
Kraft Heinz Co.
1,832,744
0.4
20,389
Leidos Holdings, Inc.
3,372,341
0.7
5,043
Lockheed Martin Corp.
2,669,815
0.5
35,822
Loews Corp.
3,106,842
0.6
15,659  LyondellBasell Industries
NV - Class A
1,305,021
0.3
9,915
ManpowerGroup, Inc.
638,229
0.1
15,262  Marsh & McLennan Cos.,
Inc.
3,559,556
0.7
4,875
McKesson Corp.
3,063,937
0.6
39,059
Merck & Co., Inc.
3,969,957
0.8
32,950
MetLife, Inc.
2,907,178
0.6
102,058
MGIC Investment Corp.
2,680,043
0.5
12,007  Molson Coors Beverage
Co. - Class B
745,154
0.2
31,600
National Fuel Gas Co.
2,021,452
0.4
22,606
NetApp, Inc.
2,772,400
0.6
25,512  New Jersey Resources
Corp.
1,315,909
0.3
1,818
NewMarket Corp.
970,012
0.2
65,637
NiSource, Inc.
2,500,113
0.5
23,670
NorthWestern Corp.
1,307,531
0.3
9,689
NVIDIA Corp.
1,339,504
0.3
62,314
OGE Energy Corp.
2,739,323
0.6
10,832
ONE Gas, Inc.
844,571
0.2
17,622
OneMain Holdings, Inc.
1,010,622
0.2
37,369
ONEOK, Inc.
4,245,118
0.9
33,488
PepsiCo, Inc.
5,473,614
1.1
23,023
PG&E Corp.
497,987
0.1
41,184  Philip Morris International,
Inc.
5,479,943
1.1
24,427
Phillips 66
3,272,729
0.7
21,271
Procter & Gamble Co.
3,813,039
0.8
9,412  Prosperity Bancshares,
Inc.
788,067
0.2
26,339
Prudential Financial, Inc.
3,408,530
0.7
13,805
Qualcomm, Inc.
2,188,507
0.4
3,788
Ralph Lauren Corp.
876,543
0.2
8,512  Raytheon Technologies
Corp.
1,037,017
0.2
31,953
Regency Centers Corp.
2,415,327
0.5
13,086  Reinsurance Group of
America, Inc.
2,988,842
0.6
13,661
Republic Services, Inc.
2,982,196
0.6
52,105
Rithm Capital Corp.
586,181
0.1
51,763
Rollins, Inc.
2,605,232
0.5
23,246
RPM International, Inc.
3,226,080
0.7
10,020
Ryder System, Inc.
1,691,777
0.3
19,497
Sempra Energy
1,826,284
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,443
Sherwin-Williams Co.
$ 1,765,648
0.4
10,608
Skyworks Solutions, Inc.
929,155
0.2
34,254
SLM Corp.
937,875
0.2
9,135
Snap-on, Inc.
3,377,118
0.7
38,835  SS&C Technologies
Holdings, Inc.
3,003,499
0.6
36,742
Synchrony Financial
2,480,820
0.5
20,262
Tapestry, Inc.
1,261,917
0.3
15,269
Texas Roadhouse, Inc.
3,134,268
0.6
3,839
TJX Cos., Inc.
482,524
0.1
6,800  Tradeweb Markets, Inc. -
Class A
921,400
0.2
13,971
Travelers Cos., Inc.
3,716,845
0.8
14,011
UnitedHealth Group, Inc.
8,549,512
1.8
51,727
Unum Group
3,977,806
0.8
124,022  Verizon Communications,
Inc.
5,499,135
1.1
8,571
Visa, Inc. - Class A
2,700,551
0.6
4,554  Watts Water Technologies,
Inc. - Class A
982,708
0.2
79,802
Wells Fargo & Co.
6,078,518
1.2
143,725
Wendy's Co.
2,638,791
0.5
8,178
Xcel Energy, Inc.
593,396
0.1
341,354,216
69.9
Total Common Stock
(Cost $391,617,243)
475,888,270
97.4
EXCHANGE-TRADED FUNDS : 0.4%
9,312  iShares MSCI EAFE Value
ETF
509,832
0.1
6,599  iShares Russell 1000
Value ETF
1,318,415
0.3
1,828,247
0.4
Total Exchange-Traded
Funds
(Cost $1,573,579)
1,828,247
0.4
PREFERRED STOCK : 0.6%
Germany : 0.6%
24,886
Henkel AG & Co. KGaA
2,123,844
0.4
21,025  Porsche Automobil
Holding SE
772,015
0.2
2,895,859
0.6
Total Preferred Stock
(Cost $3,219,369)
2,895,859
0.6
Total Long-Term
Investments
(Cost $396,410,191)
480,612,376
98.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
3,256,000
(2)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.530%
(Cost $3,256,000) $ 3,256,000 0.7
Total Short-Term
Investments
(Cost $3,256,000)
$ 3,256,000
0.7
Total Investments in
Securities
(Cost $399,666,191) $ 483,868,376 99.1
Assets in Excess of
Other Liabilities 4,401,066 0.9
Net Assets $ 488,269,442 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of November 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.1%
Health Care 13.7
Industrials 13.2
Consumer Staples 9.2
Energy 8.3
Information Technology 6.4
Utilities 6.3
Communication Services 5.5
Consumer Discretionary 4.5
Real Estate 4.1
Materials 3.7
Exchange-Traded Funds 0.4
Short-Term Investments 0.7
Assets in Excess of Other Liabilities 0.9
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 9,362,014 $ — $ 9,362,014
Bermuda 3,062,877 — — 3,062,877
Canada 18,063,566 — — 18,063,566
Denmark — 3,742,913 — 3,742,913
France — 9,154,790 — 9,154,790
Germany — 8,160,328 — 8,160,328
Hong Kong 711,722 3,982,809 — 4,694,531
Ireland 489,211 — — 489,211
Israel — 1,093,113 — 1,093,113
Italy — 7,114,803 — 7,114,803
Japan — 22,842,365 — 22,842,365
Netherlands 1,899,629 3,713,818 — 5,613,447
Norway 1,126,794 1,964,909 — 3,091,703
Singapore — 3,975,756 — 3,975,756
Spain — 7,050,231 — 7,050,231
Sweden 1,190,409 1,697,344 — 2,887,753
Switzerland — 8,601,013 — 8,601,013
United Kingdom — 15,533,640 — 15,533,640
United States 341,354,216 — — 341,354,216
Total Common Stock 367,898,424 107,989,846 — 475,888,270
Exchange-Traded Funds 1,828,247 — — 1,828,247
Preferred Stock 2,123,844 772,015 — 2,895,859
Short-Term Investments 3,256,000 — — 3,256,000
Total Investments, at fair value $ 375,106,515 $ 108,761,861 $ — $ 483,868,376
Other Financial Instruments+
Forward Foreign Currency Contracts — 2,783,016 — 2,783,016
Total Assets $ 375,106,515 $ 111,544,877 $ — $ 486,651,392
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (10,187,117) $ — $ (10,187,117)
Total Liabilities $ — $ (10,187,117) $ — $ (10,187,117)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2024, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity
Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 12,520,750 JPY 1,742,300,000 Brown Brothers Harriman & Co. 12/17/24 $ 850,201
USD 8,139,546 GBP 6,200,000 Brown Brothers Harriman & Co. 12/17/24 250,448
USD 4,566,262 AUD 6,800,000 Morgan Stanley & Co. International PLC 12/17/24 130,382
USD 21,690,644 EUR 19,500,000 Standard Chartered Bank 12/17/24 1,070,740
USD 8,846,528 CAD 12,000,000 State Street Bank and Trust Co. 12/17/24 270,535

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 4,645,477 CHF 3,900,000 State Street Bank and Trust Co. 12/17/24 $ 210,710
$ 2,783,016
At November 30, 2024, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
JPMorgan Chase
Bank N.A. Call 01/10/25 USD 83.630 371,981 USD 30,956,259 $ 267,975 $ (385,087)
Financial Select Sector
SPDR Fund
Citibank N.A. Call 12/13/24 USD 47.110 1,713,122 USD 87,951,684 1,861,650 (7,419,214)
FTSE 100 Index
Morgan Stanley & Co.
International PLC Call 12/27/24 GBP 8,144.250 5,010 GBP 41,519,373 540,446 (1,326,561)
Health Care Select
Sector SPDR Fund
UBS AG Call 12/13/24 USD 149.220 150,940 USD 22,250,065 389,576 (93,720)
Industrial Select Sector
SPDR Fund
Royal Bank of
Canada Call 01/10/25 USD 144.610 277,273 USD 39,924,539 536,357 (779,780)
Nikkei 225 Index
BNP Paribas Call 12/27/24 JPY 39,029.340 56,726 JPY 2,167,388,710 319,777 (182,755)
$ 3,915,781 $ (10,187,117)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 95,368,318
Gross Unrealized Depreciation (11,166,133)
Net Unrealized Appreciation $ 84,202,185